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                        NATIONWIDE(R) S&P 500 INDEX FUND

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 1999
                                  (UNAUDITED)

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--------------------------------------------------------------------------------

                        NATIONWIDE(R) S&P 500 INDEX FUND
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 1999

                               TABLE OF CONTENTS

Statement of Investments....................................    3
Statement of Assets and Liabilities.........................   10
Statement of Operations.....................................   11
Statement of Changes in Net Assets..........................   12
Financial Highlights........................................   13
Notes to Financial Statements...............................   14

                        NATIONWIDE(R) S&P 500 INDEX FUND

                   STATEMENT OF INVESTMENTS -- APRIL 30, 1999
                                  (UNAUDITED)

------------------------------------------------------
SHARES   SECURITY                                VALUE
------------------------------------------------------
         COMMON STOCK -- AFFILIATED (0.2%)
         FINANCIAL -- BANKS
 1,400   Mellon Bank Corp.                 $   104,038
                                           -----------
         TOTAL COMMON STOCK -- AFFILIATED
         (cost $95,450)
         COMMON STOCK -- UNAFFILIATED (98.8%)
         AEROSPACE (0.9%)
 4,900   Boeing Co., (The)                     199,063
   700   General Dynamics Corp.                 49,175
   400   Goodrich (B.F.) Co.                    15,900
 2,100   Lockheed Martin Corp.                  90,431
 1,200   United Technologies Corp.             173,850
                                           -----------
                                               528,419
                                           -----------
         AIRLINES (0.5%)
 1,000   AMR Corp.*                             69,813
   700   Delta Air Lines, Inc.                  44,406
   800   Federal Express Corp.*                 90,050
 1,750   Southwest Airlines                     56,984
   500   U.S. Airways Group, Inc.*              27,219
                                           -----------
                                               288,472
                                           -----------
         ALUMINUM (0.3%)
 1,200   Alcan Aluminium Ltd.                   38,100
 1,900   Aluminum Co. of America               118,275
   300   Reynolds Metals Co.                    18,713
                                           -----------
                                               175,088
                                           -----------
         APPAREL (0.3%)
   300   Fruit of the Loom, Inc.*                3,206
   300   Liz Claiborne, Inc.                     9,919
 1,500   Nike, Inc. Class B                     93,281
   300   Reebok International Ltd.*              5,644
   200   Russell Corp.                           4,425
   600   V F Corp.                              30,900
                                           -----------
                                               147,375
                                           -----------
         BEVERAGES -- ALCOHOLIC (0.6%)
   200   Adolph Coors Co.                       10,700
 2,500   Anheuser-Busch Cos., Inc.             182,813
   400   Brown-Forman Corp. Class B             29,475
   900   Fortune Brands, Inc.                   35,550
 2,100   Seagram Co. Ltd.                      120,488
                                           -----------
                                               379,026
                                           -----------
         BEVERAGES -- SOFT DRINK (2.1%)
13,000   Coca Cola Co.                         884,000
 2,000   Coca-Cola Enterprises, Inc.            69,000
 7,600   PepsiCo, Inc.                         280,725
                                           -----------
                                             1,233,725
                                           -----------
         BUSINESS EQUIPMENT & SERVICES (1.0%)
 1,800   3COM Corp.*                            47,025
 8,800   Compaq Computer Corp.*                196,350
 1,900   Compuware Corp.*                       46,313
   700   IKON Office Solutions, Inc.             8,444

------------------------------------------------------
SHARES   SECURITY                                VALUE
------------------------------------------------------
         BUSINESS EQUIPMENT & SERVICES (CONTINUED)
 1,400   Pitney Bowes, Inc.                $    97,913
   900   Silicon Graphics, Inc.*                11,475
 3,400   Xerox Corp.                           199,750
                                           -----------
                                               607,270
                                           -----------
         CAPITAL GOODS (5.8%)
 1,900   Applied Materials, Inc.*              101,888
   100   Briggs & Stratton                       6,594
   400   Case Corp.                             13,850
 1,900   Caterpillar, Inc.                     122,313
   350   Crane Co.                              10,128
   200   Cummins Engine, Inc.                   10,700
 1,200   Deere & Co.                            51,600
 1,200   Dover Corp.                            44,325
   400   Eaton Corp.                            36,675
 2,300   Emerson Electric Co.                  148,350
17,200   General Electric Co.                1,814,600
   900   Genuine Parts Co.                      27,000
   500   Grainger, (W.W.) Inc.                  25,094
   100   Harnischfeger Industries, Inc.            975
 1,300   Illinois Tool Works, Inc.             100,100
   900   Ingersoll-Rand Co.                     62,269
   400   ITT Industries, Inc.                   14,400
   300   McDermott International, Inc.           8,700
   200   Milacron, Inc.                          4,600
   200   Millipore Corp.                         6,138
 2,100   Minnesota Mining &
         Manufacturing Co.                     186,900
   100   NACCO Industries, Inc.                  8,080
   600   Pall Corp.                             11,063
   600   Parker-Hannifin Corp.                  28,163
   300   Perkin-Elmer Corp. (The)               32,438
   300   Snap-on, Inc.                           9,769
   500   Stanley Works (The)                    15,219
   800   Textron, Inc.                          73,700
   800   Thermo Electron Corp.*                 12,850
   300   Timken Co. (The)                        6,694
 4,302   Tyco International Ltd.               349,538
                                           -----------
                                             3,344,713
                                           -----------
         CHEMICALS (2.3%)
 1,200   Air Products & Chemicals, Inc.         56,400
 2,900   Allied-Signal, Inc.                   170,375
   600   Avery Dennison Corp.                   40,950
 1,200   Dow Chemical Co.                      157,425
 5,900   Du Pont (E.I.) De Nemours & Co.       416,688
   400   Eastman Chemical Co.                   22,275
   700   Engelhard Corp.                        13,430
   200   FMC Corp.*                             13,000
   300   Great Lakes Chemical Corp.             14,344
   500   Hercules, Inc.                         18,905
 3,300   Monsanto Company                      149,325
   600   Morton International, Inc.             24,225
   300   Nalco Chemical Co.                     10,969
 1,800   Occidental Petroleum Corp.             36,338

                  NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT               3

                        NATIONWIDE(R) S&P 500 INDEX FUND

                                  (UNAUDITED)

------------------------------------------------------
SHARES   SECURITY                                VALUE
------------------------------------------------------
         CHEMICALS (CONTINUED)
   900   PPG Industries, Inc.              $    58,444
   800   Praxair, Inc.                          41,400
   900   Rohm & Haas Co.                        40,330
   500   Sigma-Aldrich Corp.                    16,250
   700   Union Carbide Corp.                    36,313
   300   W.R. Grace & Co.*                       4,780
                                           -----------
                                             1,342,166
                                           -----------
         COMPUTER EQUIPMENT (4.4%)
   200   Data General Corp.*                     2,338
13,400   Dell Computer Corp.*                  551,913
 2,600   EMC Corp.*                            283,238
 5,300   Hewlett-Packard Co.*                  418,038
   800   Gateway 2000, Inc. *                   52,950
 4,800   International Business Machines
         Corp.                               1,004,100
 4,000   Sun Microsystems, Inc.*               239,250
                                           -----------
                                             2,551,827
                                           -----------
         COMPUTER SOFTWARE & SERVICES (6.2%)
   700   Apple Computer, Inc.*                  32,200
 3,200   Automatic Data Processing, Inc.       142,400
 1,200   BMC Software, Inc.*                    51,675
   800   Cabletron System, Inc.*                 7,550
 8,250   Cisco Systems, Inc.*                  941,016
 2,300   First Data Corp.                       97,605
26,500   Microsoft Corp.*                    2,154,780
 1,300   Seagate Technology*                    36,238
 1,300   Unisys Corp.                           40,869
                                           -----------
                                             3,504,333
                                           -----------
         CONSTRUCTION & BUILDING MATERIALS (0.2%)
   200   Armstrong World Industries, Inc.       10,950
   300   Centex Corp.                           10,969
   400   Fluor Corp.                            13,350
   200   Foster Wheeler Corp.                    2,700
   200   Kaufman & Broad Home Corp.              4,863
 1,800   Masco Corp.                            52,875
   300   Owens Corning                          10,688
   200   Pulte Corp.                             4,525
   900   Sherwin Williams Co.                   28,013
                                           -----------
                                               138,933
                                           -----------
         CONSUMER DURABLES (0.2%)
   500   Black & Decker Corp.                   28,375
   700   Danaher Corp.                          46,505
   500   Maytag Corp.                           34,188
   400   Whirlpool Corp.                        26,550
                                           -----------
                                               135,618
                                           -----------
         CONSUMER NON-CYCLICAL (2.7%)
 1,400   Avon Products, Inc.                    76,038
   600   Clorox Co.                             69,225
 1,500   Colgate-Palmolive Co.                 153,655
   700   Ecolab, Inc.                           29,355

------------------------------------------------------
SHARES   SECURITY                                VALUE
------------------------------------------------------
         CONSUMER NON-CYCLICAL (CONTINUED)
 5,700   Gillette Co. (The)                $   297,469
   500   International Flavor and
         Fragrances                             19,750
 2,800   Kimberly-Clark Corp.                  171,675
   200   National Service Industries,
         Inc.                                    7,788
 1,451   Newell Rubbermaid, Inc.                68,832
 7,000   Procter & Gamble Co.                  656,688
   300   Tupperware Corp.                        7,105
                                           -----------
                                             1,557,580
                                           -----------
         CONTAINERS (0.2%)
   200   Ball Corp.                             10,988
   300   Bemis, Inc.                            10,500
   600   Crown Cork & Seal Co., Inc.            19,500
   800   Owens-Illinois, Inc.*                  23,200
   400   Sealed Air Corp.*                      24,325
   300   Temple-Inland, Inc.                    20,700
   900   Tenneco, Inc.                          24,300
                                           -----------
                                               133,513
                                           -----------
         DRUGS (8.1%)
 7,900   Abbott Laboratories                   382,655
   300   Allergan, Inc.                         26,963
   500   ALZA Corp.*                            16,780
 6,900   American Home Products Corp.          420,900
 2,700   Amgen, Inc.                           165,880
10,400   Bristol-Meyers Squibb Co.             661,050
 1,400   Cardinal Health, Inc.                  83,738
 5,800   Eli Lilly and Co.                     427,025
12,500   Merck & Co., Inc.                     878,125
 6,800   Pfizer, Inc.                          782,425
 2,700   Pharmacia & Upjohn, Inc.              151,200
 7,700   Schering-Plough Corp.                 372,006
 4,300   Warner-Lambert Co.                    292,130
   500   Watson Pharmaceuticals, Inc.*          20,250
                                           -----------
                                             4,681,127
                                           -----------
         ELECTRONICS (4.2%)
   700   Advanced Micro Devices, Inc.*          11,506
   400   Andrew Corp.*                           5,575
   400   Cooper Industries, Inc.                19,350
   400   Harris Corp.                           13,825
   700   Honeywell, Inc.                        66,325
   500   KLA -Tencor Corp.                      24,813
17,500   Intel Corp.                         1,070,780
   700   LSI Logic Corp.*                       23,800
 1,300   Micron Technology, Inc.*               48,263
 3,200   Motorola, Inc.                        256,400
   800   National Semiconductor*                10,000
 3,500   Nortel Networks Corp.                 238,655
   400   Northrop Grumman Corp.                 25,575
   400   Raychem Corp.                          10,575
 1,800   Raytheon Co. Class B                  126,450
 1,000   Rockwell International Corp.           51,625
   400   Scientific-Atlanta, Inc.               12,700
 1,300   Solectron Corp.*                       63,050

 4              NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT

                        NATIONWIDE(R) S&P 500 INDEX FUND

                                  (UNAUDITED)

------------------------------------------------------
SHARES   SECURITY                                VALUE
------------------------------------------------------
         ELECTRONICS (CONTINUED)
   200   Tektronix, Inc.                   $     4,850
 1,000   Tellabs, Inc.*                        109,563
 2,000   Texas Instruments, Inc.               204,250
   300   Thomas & Betts Corp.                   12,600
                                           -----------
                                             2,410,530
                                           -----------
         FINANCIAL -- BANKS & SERVICES (6.7%)
   600   Amsouth Bancorporation                 28,538
 1,600   BB&T Corp.                             63,900
 6,134   Bank One Corp.                        361,906
 9,123   Bank of America Corp.                 656,856
 3,900   Bank of New York Co., Inc.            156,000
 1,500   BankBoston Corp.                       73,500
   500   Bankers Trust Corp.                    45,030
 4,400   Chase Manhattan Corp. (The)           364,100
   800   Comerica, Inc.                         52,050
 1,400   Fifth Third Bancorp                   100,363
 5,200   First Union Corp.                     287,950
 3,600   Firstar Corp.                         108,225
 3,000   Fleet Financial Group, Inc.           129,188
 1,100   Huntington Bancshares, Inc.            38,980
 2,400   Keycorp                                74,250
   800   Mercantile Bancorp, Inc.               45,600
 1,700   National City Corp.                   121,975
   600   Northern Trust Corp.                   55,875
 1,600   PNC Bank Corp.                         92,600
 1,100   Regions Financial Corp.                41,525
   600   Republic New York Corp.                35,250
   900   SouthTrust Corp.                       35,859
   800   State Street Corp.                     70,000
   900   Summit Bancorp                         38,138
 1,700   Suntrust Banks, Inc.                  121,550
 1,400   Synovus Financial Corp.                30,975
 3,800   U.S. Bancorp Class A                  140,838
   700   Union Planters Corp.                   29,969
 1,100   Wachovia Corp.                         96,663
 8,600   Wells Fargo Co.                       371,413
                                           -----------
                                             3,869,066
                                           -----------
         FINANCIAL -- MISCELLANEOUS
         (5.0%)
 2,400   American Express Co.                  313,650
 3,800   Associates First Capital Corp.        168,388
   620   Bear Stearns Cos., Inc.                28,908
   300   Capital One Financial Corp.            52,105
11,850   Citigroup, Inc.                       891,713
 1,300   Franklin Resources, Inc.               52,000
   300   Golden West Financial Corp.            30,038
 2,500   Household International, Inc.         125,780
   600   Lehman Brothers Holding                33,338
 4,250   MBNA Corp.                            119,797
 1,900   Merrill Lynch & Co., Inc.             159,480
   900   Morgan, (J. P.) & Co., Inc.           121,275
 3,000   Morgan Stanley Dean Witter & Co.      297,563
   900   S&P 500 Depository Receipt*           120,094

------------------------------------------------------
SHARES   SECURITY                                VALUE
------------------------------------------------------
         FINANCIAL -- MISCELLANEOUS (CONTINUED)
 2,150   Schwab, Charles Corp.             $   235,963
   900   Student Loan Market Association        38,419
 3,104   Washington Mutual, Inc.               127,652
                                           -----------
                                             2,916,163
                                           -----------
         FOOD -- MISCELLANEOUS (1.9%)
 2,975   Archer-Daniels-Midland Co.             44,625
 1,500   BestFoods                              75,280
 2,300   Campbell Soup Co.                      94,300
 2,500   ConAgra, Inc.                          62,188
   800   General Mills                          58,500
 1,900   Heinz (H.J.) Co.                       88,706
   800   Hershey Foods Corp.                    42,100
 2,100   Kellogg Co.                            77,700
 1,200   Pioneer Hi Bred International,
         Inc.                                   44,850
   700   Quaker Oats Co. (The)                  45,194
 1,700   Ralston-Ralston Purina Group           51,850
 1,700   RJR Nabisco Holding Corp.              43,775
 4,700   Sara Lee Corp.                        104,575
 3,400   Unilever NV                           220,788
   600   Wrigley (Wm.) Jr. Co.                  53,213
                                           -----------
                                             1,107,644
                                           -----------
         GOLD (0.2%)
 2,000   Barrick Gold Corp.                     40,250
   900   Battle Mountain Gold Co.                2,530
   800   Freeport-McMoRan Copper & Gold,
         Inc.                                   12,250
 1,300   Homestake Mining                       12,430
   900   Newmont Mining Corp.                   21,655
 1,200   Placer Dome, Inc.                      16,950
                                           -----------
                                               106,065
                                           -----------
         HEALTHCARE (2.8%)
   300   Bard (C.R.), Inc.                      14,700
   300   Bausch & Lomb, Inc.                    22,500
 1,500   Baxter International, Inc.             94,500
 1,300   Becton, Dickinson and Co.              48,344
   600   Biomet, Inc.                           24,600
 2,100   Boston Scientific, Inc.*               89,380
 3,300   Columbia/HCA Healthcare Corp.          81,469
 1,600   Guidant Corp.                          85,900
   600   HCR Manor Care, Inc.*                  16,650
 2,200   HealthSouth Corp.*                     29,563
   800   Humana, Inc.*                          10,900
 7,100   Johnson & Johnson                     692,250
   400   Mallinckrodt, Inc.                     14,025
 1,481   McKesson HBOC, Inc.                    51,835
 3,100   Medtronic, Inc.                       223,006
   400   St. Jude Medical, Inc.*                11,150
 1,600   Tenet Healthcare Corp.*                37,800
 1,000   United HeathCare Corp.                 56,125
                                           -----------
                                             1,604,697
                                           -----------

                  NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT               5

                        NATIONWIDE(R) S&P 500 INDEX FUND

                                  (UNAUDITED)

------------------------------------------------------
SHARES   SECURITY                                VALUE
------------------------------------------------------
         HOTELS -- MOTELS (0.2%)
 1,400   Hilton Hotels Corp.               $    21,875
 1,300   Marriott International, Inc.
         Class A                                54,438
   900   Mirage Resorts, Inc.*                  20,194
                                           -----------
                                                96,507
                                           -----------
         INSURANCE -- GENERAL (2.5%)
 4,200   Allstate Corp. (The)                  152,775
 6,463   American International Group,
         Inc.                                  758,999
   900   AON Corp.                              61,650
   900   Chubb Corp.                            53,325
   900   Cincinnati Financial Corp.             36,338
 1,200   Hartford Financial Services
         Group                                  70,725
   600   Loews Corp.                            43,913
   500   MBIA, Inc.                             33,625
   600   MGIC Investment Corp.                  29,138
   400   Progressive Corp.                      57,400
   700   Provident Cos., Inc.                   27,563
   700   SAFECO Corp.                           27,825
 1,200   St. Paul Cos., Inc.                    34,425
   700   UNUM Corp.                             38,238
                                           -----------
                                             1,425,939
                                           -----------
         INSURANCE -- LIFE (1.0%)
   800   Aetna, Inc.                            70,150
 1,300   American General Corp.                 96,200
 1,100   CIGNA Corp.                            95,906
 1,700   Conseco, Inc.                          53,656
   600   Jefferson-Pilot Corp.                  40,425
   500   Lincoln National Corp.                 48,030
   700   Providian Corp.                        90,344
   700   Torchmark Corp.                        23,930
   700   Transamerica Corp.                     49,875
                                           -----------
                                               568,516
                                           -----------
         LEISURE PRODUCTS (0.3%)
   500   Brunswick Corp.                        12,000
 3,200   Carnival Corp. Class A                132,000
 1,000   Hasbro, Inc.                           34,125
                                           -----------
                                               178,125
                                           -----------
         MEDIA (2.8%)
 3,700   CBS Corp.                             168,581
 1,400   Clear Channel Communications,
         Inc.*                                  97,300
 1,900   Comcast Corp. Class A                 124,806
   900   General Instrument Corp.*              32,850
   400   King World Productions, Inc.*          14,100
 3,200   MediaOne Group, Inc.*                 261,000
 6,400   Time Warner, Inc.                     448,000
 3,600   Viacom, Inc. Class B*                 147,150
10,800   Walt Disney Co.                       342,900
                                           -----------
                                             1,636,687
                                           -----------

------------------------------------------------------
SHARES   SECURITY                                VALUE
------------------------------------------------------
         METALS (0.1%)
   200   Asarco, Inc.                      $     3,675
   400   Cyprus Amax Minerals Co.                6,150
   800   Inco Ltd.                              15,350
   300   Phelps Dodge Corp.                     18,975
                                           -----------
                                                44,150
                                           -----------
         MORTGAGE/ASSET BACKED OBLIGATIONS (1.1%)
   600   Countrywide Credit Industries,
         Inc.                                   27,188
 5,400   Fannie Mae                            383,063
 3,600   Federal Home Loan Mortgage Corp.      225,900
                                           -----------
                                               636,151
                                           -----------
         MOTOR VEHICLES (1.5%)
   900   Dana Corp.                             42,413
   200   Fleetwood Enterprises, Inc.             4,938
 6,400   Ford Motor Co.                        409,200
 3,400   General Motors Corp.                  302,388
   400   Johnson Controls, Inc.                 29,125
   300   Navistar International Corp.*          15,694
   400   PACCAR, Inc.                           22,400
   600   TRW, Inc.                              25,163
                                           -----------
                                               851,321
                                           -----------
         NATURAL GAS (0.6%)
   400   Columbia Energy Group                  19,225
   500   Consolidated National Gas Co.          29,750
   100   Eastern Enterprises                     3,594
 1,800   Enron Corp.                           135,450
   200   NICOR, Inc.                             7,275
   600   New Century Energies                   21,000
   200   ONEOK, Inc.                             5,588
   200   People's Energy Corp.                   7,475
 1,300   Sempra Energy                          26,975
 2,200   Williams Cos. (The)                   103,950
                                           -----------
                                               360,282
                                           -----------
         OIL & GAS -- EXPLORATION & PRODUCTION (1.4%)
   500   Amerada Hess Corp.                     28,500
   400   Ashland, Inc.                          16,900
 1,100   Coastal Corp. (The)                    42,075
11,300   Royal Dutch Petroleum Co.             663,169
   500   Sun Co., Inc.                          17,875
 1,600   USX -- Marathon Group                  50,000
                                           -----------
                                               818,519
                                           -----------
         OIL -- DOMESTIC (0.6%)
   600   Anadarko Petroleum Corp.               22,763
   500   Apache Corp.                           15,344
 1,700   Atlantic Richfield Co.                142,694
   900   Burlington Resources, Inc.             41,455
   584   Kerr Mcgee Corp.                       24,747
 1,300   Phillips Petroleum Co.                 65,813

 6              NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT

                        NATIONWIDE(R) S&P 500 INDEX FUND

                                  (UNAUDITED)

------------------------------------------------------
SHARES   SECURITY                                VALUE
------------------------------------------------------
         OIL -- DOMESTIC (CONTINUED)
   600   Sonat, Inc.                       $    21,450
 1,200   Union Pacific Resources Group,
         Inc.                                   16,800
                                           -----------
                                               351,066
                                           -----------
         OIL -- INTERNATIONAL (3.6%)
 3,400   Chevron Corp.                         339,150
12,800   Exxon Corp.                         1,063,200
 4,100   Mobil Corp.                           429,475
 2,800   Texaco, Inc.                          175,700
 1,300   Unocal Corp.                           54,030
                                           -----------
                                             2,061,555
                                           -----------
         OIL SERVICES (0.6%)
 1,670   Baker Hughes, Inc.                     49,890
 2,300   Halliburton Co.                        98,038
   300   Helmerich & Payne                       7,725
   400   Rowan Cos.*                             6,400
 2,900   Schlumberger Ltd.                     185,238
                                           -----------
                                               347,291
                                           -----------
         PAPER & FOREST PRODUCTS (0.7%)
   300   Boise Cascade Corp.                    12,075
   500   Champion International Corp.           27,344
 1,100   Fort James Corp.                       41,800
   500   Georgia Pacific Corp.                  46,250
 1,600   International Paper Co.                85,300
   600   Louisiana-Pacific Corp.                12,488
   500   Mead Corp.                             20,905
   200   Potlatch Corp.                          8,288
   400   Union Camp Corp.                       31,750
   500   Westvaco Corp.                         14,938
 1,000   Weyerhauser Co.                        67,125
   600   Willamette Industries, Inc.            28,050
                                           -----------
                                               396,313
                                           -----------
         PHOTOGRAPHIC (0.2%)
 1,700   Eastman Kodak Co.                     126,863
   200   Polaroid Corp.                          4,125
                                           -----------
                                               130,988
                                           -----------
         POLLUTION CONTROL (0.4%)
   800   Browning Ferris Industries             31,900
 3,100   Waste Management, Inc.                175,150
                                           -----------
                                               207,050
                                           -----------
         PRINTING & PUBLISHING (0.7%)
   400   American Greetings Corp. Class A       10,475
   700   R. R. Donnelley & Sons Co.             24,763
   500   Dow Jones & Co., Inc.                  27,250
 1,500   Gannett Co., Inc.                     106,219
   400   Harcourt General, Inc.                 19,075
   200   Jostens, Inc.                           4,288
   400   Knight-Ridder, Inc.                    21,525
 1,000   McGraw-Hill Cos., Inc.                 55,250
   300   Meredith Corp.                         11,005

------------------------------------------------------
SHARES   SECURITY                                VALUE
------------------------------------------------------
         PRINTING & PUBLISHING (CONTINUED)
   400   Moore Corp. Ltd.                  $     4,000
   900   New York Times Co. (The) Class A       31,050
   400   Times Mirror Co. (The)                 23,400
   600   Tribune Co. (The)                      50,063
                                           -----------
                                               388,363
                                           -----------
         RAILROADS (0.6%)
 2,400   Burlington Northern Santa Fe
         Corp.                                  87,900
 1,100   CSX Corp.                              54,175
   600   Kansas City Southern Industries,
         Inc.                                   35,738
 1,700   Laidlaw, Inc.                          10,730
 2,000   Norfolk Southern Corp.                 65,375
 1,300   Union Pacific Corp.                    78,000
                                           -----------
                                               331,918
                                           -----------
         RESTAURANTS (0.7%)
   700   Darden Restaurants, Inc.               15,619
   600   Harrah's Entertainment                 13,200
 7,000   McDonald's Corp.                      296,625
   800   Tricon Global Restaurants, Inc.        51,500
   600   Wendy's International, Inc.            16,238
                                           -----------
                                               393,182
                                           -----------
         RETAIL (5.5%)
   800   Autozone, Inc.*                        24,000
 2,000   CVS Corp.                              95,250
   500   Circuit City Stores-Circuit City
         Group                                  30,750
   600   Consolidated Stores Corp.*             20,625
 1,100   Costco Cos., Inc.*                     89,030
 2,300   Dayton Hudson Corp.                   154,819
   600   Dillard's, Inc.                        16,613
   875   Dollar General Corp.                   30,680
 1,100   Federated Department Stores,
         Inc.*                                  51,356
   800   Fred Meyer, Inc.*                      43,300
 3,000   Gap, Inc.                             199,688
 7,700   Home Depot, Inc.                      461,519
 2,500   Kmart Corp.*                           37,188
   800   Kohls Corp.*                           53,150
 1,200   Limited, Inc. (The)                    52,500
   200   Longs Drug Stores Corp.                 6,875
 1,500   Mattel, Inc.                           38,812
 2,000   Lowe's Cos.                           105,500
 1,800   May Department Stores Co.              71,663
   700   Nordstrom, Inc.                        24,631
 1,400   Penney (J.C.) Co., Inc.                63,875
   200   Pep Boys -- Manny, Moe & Jack           2,863
 1,300   Rite Aid Corp.                         30,306
 2,000   Sears, Roebuck & Co.                   92,000
   100   Springs Industries, Inc.                3,738
 2,400   Staples, Inc.*                         72,000
 1,700   TJX Cos., Inc.                         56,630
   500   Tandy Corp.                            36,219

                  NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT               7

                        NATIONWIDE(R) S&P 500 INDEX FUND

                                  (UNAUDITED)

------------------------------------------------------
SHARES   SECURITY                                VALUE
------------------------------------------------------
         RETAIL (CONTINUED)
 1,300   Toys 'R' Us, Inc.*                $    28,275
23,400   Wal-Mart Stores, Inc.               1,076,400
 5,100   Walgreen Co.                          137,063
                                           -----------
                                             3,207,318
                                           -----------
         RETAIL -- FOOD & DRUG (0.7%)
 1,300   Albertson's, Inc.                      66,950
 1,400   American Stores Co.                    44,188
   200   Great Atlantic & Pacific Tea
         Co., Inc. (The)                         6,150
 1,300   Kroger Co.*                            70,605
 2,600   Safeway, Inc.*                        140,238
   600   Supervalu, Inc.                        12,525
 1,700   Sysco Corp.                            50,469
   800   Winn-Dixie Stores, Inc.                28,650
                                           -----------
                                               419,775
                                           -----------
         SERVICES (3.3%)
   300   Adobe Systems, Inc.                    19,013
 5,400   America Online, Inc.                  770,850
   300   Autodesk                                8,925
 4,100   Cendant Corp.*                         73,800
   700   Ceridian Corp.*                        25,638
 2,800   Computer Associates
         International, Inc.                   119,525
   800   Computer Science Corp.*                47,650
   400   Deluxe Corp.                           13,850
   900   Dun & Bradstreet Corp.                 33,075
   200   EG&G, Inc.                              6,250
 2,600   Electronic Data Systems Corp.         139,750
   800   Equifax, Inc.                          28,750
   500   H&R Block, Inc.                        24,063
 1,700   IMS Health, Inc.                       51,000
   700   Interpublic Group Cos., Inc.           54,294
 1,400   Marsh & McLennan Cos., Inc.           107,188
 1,700   Novell, Inc.*                          37,825
   900   Omnicom Group                          65,250
 7,500   Oracle Corp.*                         202,969
 1,300   Parametric Technology*                 16,981
   900   Paychex, Inc.                          45,955
 1,100   Peoplesoft, Inc.*                      15,055
   400   Ryder System, Inc.                     10,550
 1,300   Service Corp. International            26,975
   100   Shared Medical Systems Corp.            5,430
                                           -----------
                                             1,950,611
                                           -----------
         STEEL (0.1%)
 1,000   Allegheny Teledyne, Inc.               22,375
   700   Bethlehem Steel Corp.*                  6,388
   500   Nucor Corp.                            29,344
   500   USX-U.S. Steel Group, Inc.             15,125
   400   Worthington Industries, Inc.            5,525
                                           -----------
                                                78,757
                                           -----------

------------------------------------------------------
SHARES   SECURITY                                VALUE
------------------------------------------------------
         TELECOMMUNICATIONS (10.1%)
16,524   AT&T Corp.                        $   834,460
 3,000   AirTouch Communications Class A       280,125
 1,400   Alltel Corp.                           94,413
 5,800   Ameritech Corp.                       396,938
 1,100   Ascend Communications, Inc.*          106,288
 8,200   Bell Atlantic Corp.                   472,525
10,200   Bellsouth Corp.                       456,450
   700   Century Telephone Enterprises,
         Inc.                                   28,175
 1,200   Corning, Inc.                          68,700
   900   Frontier Corp.                         49,669
 5,100   GTE Corp.                             341,380
13,900   Lucent Technologies, Inc.             835,738
 9,663   MCI WorldCom, Inc.*                   794,178
 1,500   Nextel Communications, Inc.*           61,405
10,300   SBC Communications, Inc.              576,800
 2,300   Sprint Corp.                          235,894
 2,250   Sprint PCS Group, Inc.*                95,344
 2,600   U S West Communications Group         136,012
                                           -----------
                                             5,864,494
                                           -----------
         TIRE & RUBBER (0.1%)
   400   Cooper Tire and Rubber Co.              8,775
   800   Goodyear Tire & Rubber Co.             45,750
                                           -----------
                                                54,525
                                           -----------
         TOBACCO (0.8%)
12,800   Philip Morris Companies, Inc.         448,800
 1,000   UST, Inc.                              27,875
                                           -----------
                                               476,675
                                           -----------
         UTILITIES -- ELECTRIC (2.0%)
 1,000   AES Corp.*                             50,000
   700   Ameren Corp.                           27,080
 1,000   American Electric Power Co.,
         Inc.                                   41,438
   800   Baltimore Gas and Electric Co.         22,500
   500   CMS Energy Corp.                       22,000
   800   Carolina Power & Light Co.             32,250
 1,100   Central & Southwest Corp.              27,294
   800   Cinergy Corp.                          23,850
 1,200   Consolidated Edison, Inc.              54,525
   800   DTE Energy Corp.                       32,650
 1,000   Dominion Resources, Inc.               41,125
 1,900   Duke Power Co.                        106,400
 1,800   Edison International                   44,100
 1,300   Entergy Corp.                          40,625
 1,000   FPL Group, Inc.                        56,375
 1,200   FirstEnergy Corp.                      35,625
   700   GPU, Inc.                              26,688
   900   Niagara Mohawk Holdings, Inc*          12,038
   800   Northern States Power Co.              19,300
 2,000   PG&E Corp.                             62,125
   800   PP&L Resources, Inc.                   22,350
 1,600   PacificCorp                            26,700
 1,200   PECO Energy Co.                        56,925

 8              NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT

                        NATIONWIDE(R) S&P 500 INDEX FUND

                                  (UNAUDITED)

------------------------------------------------------
SHARES   SECURITY                                VALUE
------------------------------------------------------
         UTILITIES -- ELECTRIC (CONTINUED)
1,200    Public Service Enterprise Group,
         Inc.                              $    48,000
1,500    Reliant Energy, Inc.                   42,469
3,600    Southern Co.                           97,425
1,500    Texas Utilities Co.                    59,625
1,100    Unicom Corp.                           42,694
                                           -----------
                                             1,174,176
                                           -----------
         TOTAL COMMON
         STOCK -- UNAFFILIATED             $57,213,604
                                           -----------
         (cost $51,671,897)
         PREFERRED STOCK (0.1%)
         CONSUMER NON DURABLE
  300    Alberto Culver Co. Class B
         (cost $7,869)                           7,462
                                           -----------

-------------------------------------------------------
PRINCIPAL              SECURITY                VALUE
-------------------------------------------------------
             REPURCHASE AGREEMENT (2.0 %)
$1,178,000   Fifth Third Bank, 4.70%,
             05/03/99, Collateralized by
             $1,202,005 FNMA, Pool #
             323020, 6.50%, 02/01/13,
             market value $1,202,005 (cost
             $1,178,000)                      1,178,000
                                            -----------
             TOTAL INVESTMENTS (cost
             $52,953,216)                   $58,503,104
                                            ===========

--------------------------------------------------------------------------------

Cost for federal income tax purposes: $52,957,382.

The abbreviations in the above statement stand for the following:

  FNMA     Federal National Mortgage Association

* Denotes non-income producing security.

Portfolio holdings represent market value as a percentage of net assets.

See accompanying notes to the financial statements.

                  NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT               9

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                 APRIL 30, 1999
                                  (UNAUDITED)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, affiliated, at value (cost
    $95,450)                                                  $   104,038
  Investments in securities, unaffiliated, at value (cost
    $51,679,766)                                               57,221,066
  Repurchase agreements (cost $1,178,000)                       1,178,000
  Cash                                                                431
  Receivable for Fund shares sold                                 584,611
  Receivable for investment securities sold                       608,478
  Receivable from Advisor                                           4,572
  Accrued interest and dividends receivable                        49,200
  Withholding tax reclaim receivable                                  427
  Prepaid assets                                                   18,337
                                                              -----------
      Total assets                                             59,769,160
                                                              -----------
LIABILITIES
  Payable for Fund shares redeemed                                      3
  Payable for investment securities purchased                   1,867,954
  Accrued management fees                                           5,879
  Accrued fund administration fees                                  2,261
  Accrued transfer agent fees                                         452
  Accrued distribution fees, Class R Shares                         2,298
  Accrued distribution fees, Local Shares                           1,650
  Accrued administrative services fees, Class R Shares              3,831
  Accrued administrative services fees, Class Y Shares              1,609
  Dividends payable                                                    53
  Other accrued expenses                                            4,725
                                                              -----------
      Total liabilities                                         1,890,715
                                                              -----------
NET ASSETS                                                    $57,878,445
                                                              ===========
NET ASSETS REPRESENTED BY:
  Capital                                                     $52,267,629
  Net unrealized appreciation                                   5,549,888
  Accumulated undistributed net realized gain                      37,963
  Accumulated undistributed net investment income                  22,965
                                                              -----------
NET ASSETS                                                    $57,878,445
                                                              ===========
NET ASSETS:
  Class R Shares                                              $20,532,165
  Class Y Shares                                                8,541,322
  Local Fund Shares                                            28,804,958
                                                              -----------
      Total                                                   $57,878,445
                                                              ===========
SHARES OUTSTANDING (unlimited number of shares authorized)
  Class R Shares                                                1,755,175
  Class Y Shares                                                  728,694
  Local Fund Shares                                             2,458,662
                                                              -----------
      Total                                                     4,942,531
                                                              ===========
NET ASSET VALUE AND OFFERING PRICE PER SHARE:*
  Class R Shares                                              $     11.70
  Class Y Shares                                              $     11.72
  Local Fund Shares                                           $     11.72
                                                              -----------

------------------------------------------------------

* None of the classes of shares are subject to a sales charge.

See accompanying notes to financial statements.

 10              NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

                          STATEMENT OF OPERATIONS (a)
--------------------------------------------------------------------------------

                                                                FOR THE SIX MONTHS
                                                                      ENDED
                                                                  APRIL 30, 1999
                                                                ------------------
                                                                   (UNAUDITED)
INVESTMENT INCOME:
INCOME:
  Dividends                                                         $  222,407
  Interest                                                              19,619
  Withholding tax                                                         (215)
                                                                    ----------
          Total income                                                 241,811
                                                                    ----------
EXPENSES:
  Investment management fees                                            23,104
  Distribution fees, Class R Shares                                      4,794
  Distribution fees, Local Fund Shares                                   9,050
  Fund administration fees                                               8,885
  Transfer agent fees                                                    1,777
  Administrative services fees, Class R Shares                           7,990
  Administrative services fees, Class Y Shares                           4,213
  Shareholders' reports                                                 12,722
  Registration fees                                                      2,460
  Professional services                                                  2,936
  Custodian fees                                                        14,338
  Trustees' fees and expenses                                            1,066
  Other                                                                  9,282
                                                                    ----------
       Total expenses before waived and reimbursed expenses            102,617
       Total waived and reimbursed expenses                            (29,142)
                                                                    ----------
       Net expenses                                                     73,475
                                                                    ----------
NET INVESTMENT INCOME                                               $  168,336
                                                                    ==========
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                  $   46,898
  Net change in unrealized appreciation                              6,268,884
                                                                    ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                      6,315,782
                                                                    ----------
NET INCREASE IN ASSETS RESULTING FROM OPERATIONS                    $6,484,118
                                                                    ==========

(a) The Class R and Y shares commenced operations on November 2, 1998.

See accompanying notes to financial statements.

                 NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT               11

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

                       STATEMENT OF CHANGE IN NET ASSETS
--------------------------------------------------------------------------------

                                                              FOR THE SIX MONTHS       FOR THE PERIOD
                                                                    ENDED             JULY 24, 1998 TO
                                                              APRIL 30, 1999 (c)    OCTOBER 31, 1998 (a)
                                                              ------------------    --------------------
                                                                 (UNAUDITED)            (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                          $   168,336            $    87,043
  Net realized gain (loss) on investments                             46,898                 (8,935)
  Net change in unrealized appreciation (depreciation) of
    investments                                                    6,268,884               (718,996)
                                                                 -----------            -----------
    Net increase (decrease) in net assets resulting from
       operations                                                  6,484,118               (640,888)
                                                                 -----------            -----------
DISTRIBUTIONS TO CLASS R SHAREHOLDERS FROM:
  Net investment income                                              (30,607)                    --
                                                                 -----------            -----------
DISTRIBUTIONS TO CLASS Y SHAREHOLDERS FROM:
  Net investment income                                              (15,411)                    --
                                                                 -----------            -----------
DISTRIBUTIONS TO LOCAL CLASS SHAREHOLDERS FROM:
  Net investment income                                             (117,963)               (68,433)
                                                                 -----------            -----------
DECREASE IN NET ASSETS FROM SHAREHOLDER DISTRIBUTIONS               (163,981)               (68,433)
                                                                 -----------            -----------
CAPITAL SHARE TRANSACTIONS:*
  Net proceeds from sale of shares                                31,892,735             23,141,368
  Net asset value of shares issued to shareholders from
    reinvestment of dividends                                        163,936                 68,425
  Cost of shares redeemed                                         (2,823,748)              (275,087)
                                                                 -----------            -----------
INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE
  TRANSACTIONS                                                    29,232,923             22,934,706
                                                                 -----------            -----------
NET INCREASE IN NET ASSETS                                        35,553,060             22,225,385
NET ASSETS -- BEGINNING OF PERIOD                                 22,325,385                100,000
                                                                 -----------            -----------
NET ASSETS -- END OF PERIOD                                      $57,878,445            $22,325,385
                                                                 ===========            ===========
Undistributed net realized gain (loss) on investments
  included in net assets at end of period                        $    37,963            $    (8,935)
                                                                 ===========            ===========
Undistributed net investment income included in net assets
  at end of period                                               $    22,965            $    18,610
                                                                 ===========            ===========
SHARE ACTIVITY: (b)
  Shares sold                                                      2,867,344              2,324,247
  Reinvestment of dividends                                           15,104                  7,654
  Shares redeemed                                                   (251,248)               (30,570)
                                                                 -----------            -----------
Net increase in number of shares                                   2,631,200              2,301,331
                                                                 ===========            ===========

------------------------------------------------------

(a) For the period from July 24, 1998 (commencement of operations) through October 31, 1998.

(b) Both the Capital Transactions and Share Activity sections represent Classes R, Y, and Local Fund Shares.

(c) The Class R and Y shares commenced operations on November 2, 1998.

See accompanying notes to financial statements.

 12              NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

                              FINANCIAL HIGHLIGHTS

              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING
--------------------------------------------------------------------------------

                                     CLASS R SHARES      CLASS Y SHARES               LOCAL FUND SHARES
                                    -----------------   -----------------   -------------------------------------
                                       PERIOD FROM         PERIOD FROM         SIX MONTHS
                                    NOVEMBER 2, 1998    NOVEMBER 2, 1998          ENDED            PERIOD FROM
                                    TO APRIL 30, 1999   TO APRIL 30, 1999   TO APRIL 30, 1999   JULY 24, 1998 TO
                                       (UNAUDITED)         (UNAUDITED)         (UNAUDITED)      OCTOBER 31, 1998
                                    -----------------   -----------------   -----------------   -----------------
NET ASSET VALUE -- BEGINNING OF
  PERIOD                                 $  9.66             $  9.66             $  9.66             $ 10.00
  Net investment income                     0.04                0.05                0.06                0.04
  Net realized gain (loss) and
     unrealized appreciation
     (depreciation)                         2.05                2.06                2.05               (0.35)
                                         -------             -------             -------             -------
       Total from investment
          operations                        2.09                2.11                2.11               (0.31)
                                         -------             -------             -------             -------
  Dividends from net investment
     income                                (0.05)              (0.05)              (0.05)              (0.03)
                                         -------             -------             -------             -------
  Net increase (decrease) in net
     asset value                            2.04                2.06                2.06               (0.34)
                                         -------             -------             -------             -------
NET ASSET VALUE -- END OF PERIOD         $ 11.70             $ 11.72             $ 11.72             $  9.66
                                         =======             =======             =======             =======
  Total Return (excluding sales
     charges)                              17.54%(a)           17.74%(a)           21.88%(a)           (3.08%)
  Net Assets, End of Period (000)        $20,532             $ 8,541             $28,805             $22,325
  Ratio of expenses to average net
     assets                                 0.63%(b)            0.48%(b)            0.35%(b)            0.35%
  Ratio of expenses to average net
     assets*                                0.74%(b)            0.62%(b)            0.53%(b)            0.64%
  Ratio of net investment income
     to average net assets                  0.63%(b)            0.81%(b)            1.04%(b)            1.55%
  Ratio of net investment income
     to average net assets*                 0.51%(b)            0.67%(b)            0.86%(b)            1.26%
  Portfolio turnover                        1.79%(a)            1.79%(a)            1.79%(a)            3.07%

------------------------------------------------------
*  Ratios calculated as if no expenses were waived or reimbursed.

(a) Not annualized.

(b) Annualized.

See accompanying notes to the financial statements.

                 NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT               13

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

                         NOTES TO FINANCIAL STATEMENTS

                           APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nationwide Mutual Funds ("NMF" or the "Trust"), formerly known as Nationwide Investing Foundation III, is an open-end management investment company. NMF was created under the laws of Ohio as an Ohio business trust pursuant to a Declaration of Trust dated as of October 30, 1997, as amended as of March 1, 1999, and is registered under the Investment Company Act of 1940, as amended. The Trust offers shares in fifteen separate series, or mutual funds, each with its own investment objectives. The accompanying financial statements and financial highlights relate to the Nationwide S&P 500 Index Fund (the "Fund"), a non-diversified portfolio.

The Fund currently offers three classes of shares: Class R, Class Y, and Local Fund Shares. The Class R and Local Fund Shares are purchased with a 0.15% and 0.07% 12b-1 fee, respectively. The Class R and Class Y shares are subject to a 0.25% administrative service fee. The Class Y shares have no 12b-1 fee.

(A) SECURITY VALUATION

          1. Securities traded on a national securities exchange are valued at the last quoted sale price as provided by an independent pricing agent. Securities traded in the over-the-counter (OTC) market are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price as provided by an independent pricing agent. Securities for which reliable market quotations are not available or for which an independent pricing agent does not provide a value or provides a value that does not represent fair value in the judgement of the Fund's investment adviser, are valued in accordance with procedures authorized by the Trust's Board of Trustees.

          2. The value of a repurchase agreement generally equals the purchase price paid by the Fund (cost) plus the interest accrued to date. The seller, under the repurchase agreement, is required to maintain the market value of the underlying collateral at not less than the value of the repurchase agreement. Securities subject to repurchase agreements are held by the Federal Reserve/Treasury book-entry system or by the Fund's custodian or an approved sub-custodian.

(B) SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes, where applicable, the pro rata amortization of premium or discount.

(C) FEDERAL INCOME TAXES

The Fund intends to qualify as a regulated investment company under the Internal Revenue Code for the periods covered by the accompanying statements. Therefore provision has been made for federal income taxes and distribute all taxable income, if any, to shareholders. To the extent net realized gains are offset through the application of a capital loss carryover, they will not be distributed to shareholders but retained by the Fund. Withholding taxes have been paid or provided for in accordance with the applicable tax rates and rules. At October 31, 1998, the Fund had a net capital loss carryover in the amount of $6,096, which will expire within 8 years.

(D) DIVIDENDS TO SHAREHOLDERS

          1. Dividends, if applicable, are paid quarterly and are recorded on the ex-dividend date.

 14              NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                           APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

          2. Distributable net realized capital gains, if applicable, are declared and distributed at least annually.

          3. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital. These reclassifications have no effect upon the net asset value of the Fund.

(E) EXPENSES

General expenses of the Trust, not directly attributable to a Series of the Trust or to any class of shares, are allocated to the Series based upon each Series' relative average net assets or another appropriate basis, as approved by the Trust's Board of Trustees. Once these expenses are allocated to the Fund, they are sub-allocated to the classes based on total shares outstanding for each class.

Direct expenses of the Fund are allocated to the Fund and sub-allocated to the classes as described above.

Direct expenses of a class are allocated to that class unless otherwise directed by the Trust's Board of Trustees. Distribution fees and service fees are borne by the specific class of shares to which they apply.

(F) USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

(G) CAPITAL SHARE TRANSACTIONS

Transactions in class level shares of the Funds were as follows:

                               CAPITAL TRANSACTIONS
                               --------------------
                               FOR THE PERIOD FROM
                               NOVEMBER 2, 1998 TO
                                  APRIL 30, 1999
                               --------------------
CLASS R SHARES:
  Proceeds from shares
    issued...................      $19,799,778
  Dividends reinvested.......           30,607
  Cost of shares redeemed....         (253,545)
                                   -----------
      Change in net assets...      $19,576,840
                                   ===========
CLASS Y SHARES:
  Proceeds from shares
    issued...................      $ 9,561,153
  Dividends reinvested.......           15,398
  Cost of shares redeemed....       (1,500,487)
                                   -----------
      Change in net assets...      $ 8,076,064
                                   ===========

                                SHARE TRANSACTIONS
                               --------------------
                               FOR THE PERIOD FROM
                               NOVEMBER 2, 1998 TO
                                  APRIL 30, 1999
                               --------------------
CLASS R SHARES:
  Issued.....................        1,774,429
  Reinvested.................            2,723
  Redeemed...................          (21,977)
                                   -----------
      Change in shares.......        1,755,175
                                   ===========
CLASS Y SHARES:
  Issued.....................          860,304
  Reinvested.................            1,385
  Redeemed...................         (132,995)
                                   -----------
    Change in shares.........          728,694
                                   ===========

                 NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT               15

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                           APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                FOR THE SIX MONTHS
                                      ENDED
                                  APRIL 30, 1999
                               --------------------
LOCAL FUND SHARES:
  Proceeds from shares
    issued...................       $2,531,804
  Dividends reinvested.......          117,931
  Cost of shares redeemed....       (1,069,716)
                                    ----------
      Change in net assets...       $1,580,019
                                    ==========

                                FOR THE SIX MONTHS
                                      ENDED
                                  APRIL 30, 1999
                               --------------------
LOCAL FUND SHARES:
  Issued.....................          232,611
  Reinvested.................           10,996
  Redeemed...................          (96,276)
                                    ----------
      Change in shares.......          147,331
                                    ==========

2. TRANSACTIONS WITH AFFILIATES

Investment advisory services are provided to the Fund by Nationwide Advisory Services, Inc. (NAS), an affiliated company. NAS has selected The Dreyfus Corporation (a wholly-owned subsidiary of Mellon Bank Corp.) to subadvise the Fund. Under the terms of the investment advisory agreement, NAS earns an annual management fee based on a percentage of the average daily net assets of the Fund. From such fees, pursuant to the sub-advisory agreement, NAS pays subadvisory fees.

Additional information regarding investment advisory fees for NAS and fees paid to the subadvisor from NAS is as follows for the period ended April 30, 1999:

                                                                                       NAS
          AVERAGE DAILY             TOTAL NAS   NAS FEE     PAID TO      TOTAL NAS     FEES      PAID TO
            NET ASSETS                 FEE      RETAINED   SUBADVISOR      FEES      RETAINED   SUBADVISOR
          -------------             ---------   --------   ----------    ---------   --------   ----------
Up to $250 million................    0.13%       0.06%       0.07%       $23,104    $10,663     $12,441
Next $250 million.................    0.13%       0.07%       0.06%
Next $500 million.................    0.13%       0.08%       0.05%
$1 billion and more...............    0.13%       0.09%       0.04%

NAS has voluntarily agreed to waive or reimburse expenses of the Fund in order to maintain expense ratios to be at or below stated expense caps. Fund expenses were limited to 0.35% for Local Fund Shares, 0.63% for Class R shares, and 0.48% for Class Y shares. During the period ended April 30, 1999, NAS reduced expenses for the Fund in the amount of $29,142.

NAS or an affiliated broker dealer may also receive fees from the Local Fund Shares and the Class R shares of the Fund for distribution pursuant to a Rule 12b-1 Distribution Plan approved by the Board of Trustees. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.07% for the Local Fund Shares and 0.15% for Class R Shares. During the period ended April 30, 1999, the Fund paid distribution fees of $9,050 and $4,794 for the Local Fund Shares and Class R Shares, respectively.

NAS, through its affiliate, Nationwide Investors Services, Inc. (NISI), serves as Transfer and Dividend Disbursing Agent for the Funds. For these services, NAS receives fees based on average daily net assets of the Fund at an annual rate of 0.01%. During the period ended April 30, 1999, the Fund paid transfer agent fees of $1,777.

 16              NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                           APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

Pursuant to a Fund Administration Agreement, NAS also receives fees from the Fund for fund administration services which are calculated daily and paid monthly according to the following schedule:

AVERAGE DAILY                                                    FUND ADMINISTRATION
 NET ASSETS                                              FEE            FEES
-------------                                            ----    -------------------
Up to $1 billion.......................................  0.05%         $8,885
Next $1 billion........................................  0.04%

NFS may receive fees under the terms of an Administrative Services Plan for providing administrative support services including but not limited to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging bank wires, performing shareholder sub-accounting, answering inquires regarding the Funds, and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of the Class R and Y shares. For the period ended April 30, 1999, NFS was paid $7,990 and $4,213 from the R and Y shares respectively.

3. BANK LOANS

NMF has an unsecured bank line of credit of $50,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus .50%. These interest costs are included in custodian fees in the Statement of Operations. No compensating balances are required.

4. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding U.S. Government and short-term securities) for the period ended April 30, 1999, are summarized below. There were no purchases or sales of U.S. Government Obligations.

        SECURITIES
---------------------------
 PURCHASES          SALES
 ---------         --------
$29,457,410        $646,407

Realized gains and losses have been computed on the first-in, first-out basis. Included in net unrealized appreciation, based on cost for federal income tax purposes, at April 30, 1999, are the following components:

   GROSS                GROSS                  NET
 UNREALIZED           UNREALIZED            UNREALIZED
APPRECIATION        (DEPRECIATION)        (DEPRECIATION)
------------        --------------        --------------
 $7,340,087           $1,794,364            $5,545,722

                 NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT               17

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                           APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

5. YEAR 2000

NAS has developed and implemented a plan to address issues related to the Year 2000. The problem relates to many existing computer systems using only two digits to identify a year in a date field. These systems were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer systems could fail or create erroneous results when processing information dated after December 31, 1999. NAS has completed an inventory and assessment of all computer systems and has implemented a plan to renovate or replace all applications that were identified as not Year-2000 compliant. NAS has also tested each application for its Year-2000 compliance.

Systems supporting NAS' infrastructure, such as telecommunications, voice and networks, have also been tested, renovated or replaced, and are compliant. NAS' assessment of Year-2000 issues has also included non-information technology systems with embedded computer chips. NAS building systems such as fire, security, elevators and escalators supporting facilities in Columbus, Ohio, have been tested and are Year-2000 compliant.

In addition to resolving internal Year-2000 readiness issues, NAS is surveying significant external organizations (business partners) to assess if they will be Year-2000 compliant and be in a position to do business in the Year 2000 and beyond. NAS continues its efforts to identify external risk factors and is in the process of developing contingency plans as part of its ongoing risk-management strategy.

 18              NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT